OPERATING LEASE RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
OPERATING LEASE RIGHT-OF-USE ASSETS.
Schedule of Operating lease right-of-use assets

	December 31,
	2023	2022
Facilities	1,534	1,536
Equipment	30	57
Furniture, fixture, and fittings and other	157	191
Total net operating lease right of use	1,722	1,784